Related Party Balances and Transactions	6 Months Ended
Jun. 30, 2024
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 9 – RELATED PARTY BALANCES AND TRANSACTIONS

The directors of the Company are entitled to a service fee and share-based compensation (and in the case of the Chairman of the Board, domestic travel expenses and an annual performance-based bonus). In the six months ended June 30, 2024 and 2023, the Company incurred net expenses of USD 485 thousand and USD 442 thousand, respectively, for directors fees and share-based compensation in the condensed consolidated interim financial statement of comprehensive loss.

Mr. Kaufman, CEO of the company, and Yaron Kaiser, Chairman, are also founding partners of BlueOcean Sustainability Fund, LLC, doing business as BlueSoundWaves which provides the Company with marketing, consulting, and investor engagement services in the U.S., in exchange for warrants to purchase ordinary shares and restricted share units, which are recognized as share-based payments expenses. In the six months ended June 30, 2024 and 2023, the Company incurred net marketing expenses of USD 143 thousand and USD 460 thousand, respectively to this related party.

In addition, the Company invested in equity securities of a related party in 2023. For further information see Note 6.